Submission	Aug. 26, 2025
Submission [Line Items]
Central Index Key	0002074176
Registrant Name	Viper Energy, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A